Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 339,532	$ 166,618
Short-term investments (Note 3)	3,900,000	950,000
Accounts receivable	61,279	60,027
Prepaid expenses	65,159	107,363
Total current assets	4,365,970	1,284,008
Long term assets
Deposits (Note 4)	560,341	518,765
Property and equipment (Note 5)	683,157	778,685
Intellectual property (Note 6)	19,654,800	21,339,533
Total assets	25,264,268	23,920,991
Current liabilities
Accounts payable and accrued liabilities (Note 7)	499,535	1,562,394
Income taxes payable	0	201
Current portion of capital lease obligation (Note 8)	42,603	39,579
Net current liabilities	542,138	1,602,174
Long-term liabilities
Capital lease obligation (Note 8)	42,515	85,118
Other liabilities (Note 16)	362,368	517,669
Asset retirement obligation (Note 9)	26,778	56,702
Deferred charges (Note 16)	79,000	81,919
Total long term liabilities	510,661	741,408
Total liabilities	1,052,799	2,343,582
Commitments and contingencies (Note 16)
Shareholders' equity:
Common shares (Note 10): - authorized unlimited Issued: 68,573,558 (2017 - 58,161,133) common shares	96,656,248	88,121,286
Contributed capital	9,262,684	8,195,075
Deficit	(82,418,397)	(75,449,886)
Accumulated other comprehensive income	710,934	710,934
Net Shareholders' equity	24,211,469	21,577,409
Total Liabilities and Shareholders' equity	$ 25,264,268	$ 23,920,991